Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2023	May 01, 2023	Apr. 30, 2023	Nov. 01, 2022	Oct. 31, 2022	Jul. 31, 2022	May 01, 2022	Apr. 30, 2022	Nov. 01, 2021	Oct. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 71,081				$ 103,873
Derivatives (Note 4)	63,141				91,133
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	14	$ 20	$ 20	$ 50	50	$ 73	$ 90	$ 90	$ 47	$ 47
Derivatives (Note 4)	$ 201	$ 217	$ 217	$ 234	$ 234	$ 222	$ 208	$ 208	$ 179	$ 179